Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 02, 2026	Jul. 31, 2016	Jun. 30, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000275829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Class Shares (NAV)
Accumulated Value	$ 10,000		$ 9,851	$ 10,160
C000023382 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Class I Shares (NAV)
Accumulated Value		$ 10,000				$ 11,134	$ 12,785	$ 14,137	$ 15,101	$ 19,502	$ 19,545	$ 21,502	$ 25,296	$ 27,750	$ 30,540
C000125378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Class R6 Shares (NAV)
Accumulated Value		10,000				11,141	12,802	14,166	15,138	19,564	19,619	21,592	25,414	27,896	30,711
C000023379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,424				10,465	11,988	13,222	14,086	18,150	18,143	19,911	23,366	25,569	28,069
C000076404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,425				11,224	14,139	15,636	19,964	27,347	22,069	25,840	34,095	40,327	43,642
C000125379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Class R6 Shares at NAV
Accumulated Value		10,000				11,959	15,128	16,802	21,553	29,641	23,998	28,216	37,372	44,365	48,153
C000076407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Class I Shares at NAV
Accumulated Value		10,000				11,939	15,075	16,716	21,399	29,380	23,770	27,905	36,907	43,764	47,476
C000115039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Class I Shares (NAV)
Accumulated Value		10,000				11,183	12,371	12,723	13,024	16,103	15,812	17,281	20,040	21,558	24,700
C000115036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,425				10,513	11,602	11,901	12,156	14,993	14,690	16,012	18,518	19,876	22,713
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value	$ 10,000	10,000	$ 9,865	$ 9,859		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
Accumulated Value		10,000				11,595	13,472	14,550	16,301	22,490	20,945	23,657	28,743	33,497	39,841
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Accumulated Value		10,000				11,612	12,991	13,462	14,435	19,498	17,711	20,099	23,784	27,522	33,139
Lipper Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Lipper Equity Income Funds Classification Average
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Growth Index
Accumulated Value		$ 10,000				$ 11,805	$ 14,502	$ 16,071	$ 20,867	$ 28,520	$ 25,118	$ 29,466	$ 37,403	$ 46,285	$ 50,001
Lipper Large Cap Growth Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Lipper Large‑Cap Growth Funds Classification Average
Lipper Global Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Lipper Global Equity Income Funds Classification Average